PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment
Schedule of detailed information about property, plant and equipment

The rollforward of property, plant and equipment is set forth below:

	Average rate (1)	12.31.20	Additions	Disposals	Business combination (note 1.2)	Transfers (2)	Exchange rate variation	12.31.21
Cost
Land		608,389	4,799	(19,378)	27,988	100,463	(12,244)	710,017
Buildings, facilities and improvements		10,444,526	533,269	(183,824)	95,153	413,049	(7,523)	11,294,650
Machinery and equipment		8,395,520	111,951	(274,290)	165,216	391,013	(54,035)	8,735,375
Furniture and fixtures		157,085	3,959	(8,076)	5,092	4,833	(12,028)	150,865
Vehicles		346,218	46,768	(29,710)	8,637	7,844	4,532	384,289
Construction in progress		608,255	1,494,087	(18,601)	9,915	(937,589)	(11,342)	1,144,725
Advances to suppliers		12,748	42,290	-	-	(19,437)	(2,492)	33,109
		20,572,741	2,237,123	(533,879)	312,001	(39,824)	(95,132)	22,453,030

Depreciation
Land (3)	15.34%	(13,800)	(12,106)	2,272	-	(11,954)	(1,200)	(36,788)
Buildings, facilities and improvements	8.11%	(3,851,225)	(763,843)	111,746	-	3,668	5,219	(4,494,435)
Machinery and equipment	6.84%	(4,304,007)	(549,206)	220,428	-	890	19,247	(4,612,648)
Furniture and fixtures	6.66%	(79,924)	(10,566)	6,362	-	4,027	7,281	(72,820)
Vehicles	27.90%	(108,205)	(104,473)	18,482	-	343	(1,624)	(195,477)
		(8,357,161)	(1,440,194)	359,290	-	(3,026)	28,923	(9,412,168)
		12,215,580	796,929	(174,589)	312,001	(42,850)	(66,209)	13,040,862

(1)	Weighted average annual rate.
(2)	Refers to the transfer of R$50,895 for intangible assets and R$8,045 from assets held for sale, in addition to transfers from Construction in progress to other items.
(3)	Land depreciation refers to right-of-use assets. The amount of R$4,039 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion (note 17.1).

	Average rate	12.31.19	Additions	Disposals	Transfers	Exchange rate variation	12.31.20
Cost
Land		603,479	7,582	(13,665)	6,031	4,962	608,389
Buildings, facilities and improvements		10,148,798	287,834	(148,793)	268	156,419	10,444,526
Machinery and equipment		8,177,047	20,293	(166,183)	278,530	85,833	8,395,520
Furniture and fixtures		140,439	851	(8,604)	18,946	5,453	157,085
Vehicles		213,199	165,737	(54,491)	(5,639)	27,412	346,218
Construction in progress		348,907	778,151	-	(516,360)	(2,443)	608,255
Advances to suppliers		528	8,885	-	3,851	(516)	12,748
		19,632,397	1,269,333	(391,736)	(214,373)	277,120	20,572,741

Depreciation
Land	21.32%	(5,086)	(7,132)	813	(1,802)	(593)	(13,800)
Buildings, facilities and improvements	9.45%	(3,263,801)	(688,767)	122,812	15,895	(37,364)	(3,851,225)
Machinery and equipment	6.64%	(3,950,250)	(487,956)	110,163	56,748	(32,712)	(4,304,007)
Furniture and fixtures	6.67%	(71,779)	(11,704)	6,931	(801)	(2,571)	(79,924)
Vehicles	25.87%	(64,592)	(72,562)	41,236	2,389	(14,676)	(108,205)
		(7,355,508)	(1,268,121)	281,955	72,429	(87,916)	(8,357,161)
		12,276,889	1,212	(109,781)	(141,944)	189,204	12,215,580

Schedule of book value of the collateral property, plant and equipment

The book value of the property, plant and equipment items that are pledged as collateral for transactions of different natures are set forth below:

	Type of collateral	12.31.21	12.31.20
Land	Financial/Tax	150,420	223,918
Buildings, facilities and improvements	Financial/Tax	1,209,662	1,491,531
Machinery and equipment	Financial/Labor/Tax/Civil	1,284,033	1,470,295
Furniture and fixtures	Financial/Tax	14,960	15,700
Vehicles	Financial/Tax	276	294
		2,659,351	3,201,738